PROPERTY, PLANT AND EQUIPMENT (Tables)	0 Months Ended
Dec. 31, 2012
Property Plant And Equipment Tables [Abstract]
Property, plant and equipment, net
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Machinery and equipment	$4,220	$3,857
	Buildings	2,521	2,429
	Computer equipment and other assets	1,196	1,063
	Payments on account	726	574
	Land*	475	453
		9,138	8,376
	Less—accumulated depreciation	2,823	2,429
		$6,315	$5,947

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Following recent acquisitions, during 2011 the Company reassessed its estimates of the useful lives of property and machinery used in the determination of depreciation, based on management’s review of actual physical condition and usage, normal wear and tear, technological change, and industry practice. Following these changes in estimates, the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years, and the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years. The impact of the change in estimates is not material to the financial statements.
Depreciation expenses were $428 million, $358 million and $448 million in the years ended December 31, 2012, 2011 and 2010, respectively. During the years ended December 31, 2012 and 2011, we had impairment of property, plant and equipment in the amount of $190 million and $52 million, respectively, see note 17.